Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Feb. 26, 2016
Supplement [Text Block]	gst2_SupplementTextBlock
GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated July 14, 2016 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

dated February 26, 2016, as supplemented to date

Effective August 19, 2016, Jason Gottlieb will no longer serve as a portfolio manager for the Fund. Accordingly, all references to Mr. Gottlieb in the Prospectus, Summary Prospectus and SAI will be deleted in their entirety. In addition, the Fund has changed its classification from non-diversified to diversified within the meaning of the Investment Company Act of 1940.

Accordingly, effective immediately, all references to the Fund’s non-diversified classification in the Prospectus and Summary Prospectus are deleted in their entirety.

Under the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risks of the Fund” and “Risks of the Fund” sections of the Prospectus and the “Principal Risks of the Fund” section of the Summary Prospectus, the “Non-Diversification Risk” is deleted in its entirety.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock
GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated July 14, 2016 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

dated February 26, 2016, as supplemented to date

Effective August 19, 2016, Jason Gottlieb will no longer serve as a portfolio manager for the Fund. Accordingly, all references to Mr. Gottlieb in the Prospectus, Summary Prospectus and SAI will be deleted in their entirety. In addition, the Fund has changed its classification from non-diversified to diversified within the meaning of the Investment Company Act of 1940.

Accordingly, effective immediately, all references to the Fund’s non-diversified classification in the Prospectus and Summary Prospectus are deleted in their entirety.

Under the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risks of the Fund” and “Risks of the Fund” sections of the Prospectus and the “Principal Risks of the Fund” section of the Summary Prospectus, the “Non-Diversification Risk” is deleted in its entirety.